Income Taxes (Tables)	12 Months Ended
May 31, 2014
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes

Significant components of provision for income taxes for the years ended May 31, 2012, 2013 and 2014 were as follows:

	Years ended May 31,
	2012	2013	2014
	US$	US$	US$
Current:
PRC	14,027	18,985	28,235

Deferred:
PRC	(3,255)	(3,630)	(2,193)

Total provision for income taxes	10,772	15,355	26,042

Components of Group's Deferred Tax Assets and Liabilities

Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of May 31,
	2013	2014
	US$	US$
Current deferred tax assets
Allowance doubtful accounts	73	83
Accrued expenses	9,249	12,353

Total current deferred tax assets	9,322	12,436
Less: valuation allowance	(297)	(403)

Current deferred tax assets, net	9,025	12,033

Non-current deferred tax assets
Net operating loss carry-forwards	7,358	6,095

Total non-current deferred tax assets	7,358	6,095
Less: valuation allowance	(4,205)	(3,871)

Non-current deferred tax assets, net	3,153	2,224

Non-current deferred tax liabilities
Acquired of non-current assets	(1,836)	(1,722)

Total non-current deferred tax liabilities	(1,836)	(1,722)

Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates

A reconciliation of the effective tax rates from the 25% statutory tax rates was as follows for the years ended May 31, 2012, 2013 and 2014:

	Years ended May 31,
	2012	2013	2014
	%	%	%
Statutory tax rate	25.00	25.00	25.00
Effect of expenses not deductible for tax purposes	3.58	8.70	4.33
Effect of differential tax rate other than tax holiday	0.11	(1.58)	(0.00)
Effect of tax holiday	(23.99)	(21.18)	(20.34)
Changes in valuation allowance	2.81	(0.93)	(0.09)
Effect of dividend withholding tax	—	—	1.81

Total provision for income taxes	7.51	10.01	10.71